Taxes on Income (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Operating loss carry forward	$ 8,963,906	$ 8,291,967
Temporary differences	186,789	280,126
Gross deferred tax assets	9,150,695	8,572,093
Deferred tax liability
Beneficial conversion feature	(99,790)	(94,858)
Total deferred tax, net	9,050,905	8,477,235
Valuation allowance	(9,050,905)	(8,477,235)
Net deferred tax assets